                          Telecommunications Portfolio Series 1
                                              File No. 33-49737
                            Investment Company Act No. 811-5065


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 2
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT EQUITY TRUST
          TELECOMMUNICATIONS PORTFOLIO SERIES 1

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          The Registrant has registered an indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. On February 27, 1995, the Registrant filed the Rule 24f-2 Notice for its most recent fiscal year.

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                      DEAN WITTER SELECT EQUITY TRUST
                   TELECOMMUNICATIONS PORTFOLIO SERIES 1

                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)



Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus


      I.  Organization and General Information

1.    a.    Name of Trust                       Front Cover
      b.    Title of securities issued

2.    Name and address of Depositor             Table of Contents

3.    Name and address of Trustee               Table of Contents

4.    Name and address of principal             Table of Contents
      Underwriter

5.    Organization of Trust                     Introduction

6.    Execution and termination of              Introduction;
      Trust Agreement                           Administration of the
                                                Trust-Termination

7.    Changes of name                           <F30>

8.    Fiscal Year                               Included in Form N-8B-2

9.    Litigation                                <F30>

      II.  General Description of the Trust
           and Securities of the Trust

10.   General Information regarding
      Trust's Securities and Rights
      of Holders


____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      a.    Type of Securities                  Rights of Unit Holders-
            (Registered or Bearer)              Unit Holders

      b.    Type of Securities                  Administration of the
            (Cumulative or                      Trust-Distribution
            Distributive)

      c.    Rights of Holders as to             Rights of Unit Holders-
            withdrawal or redemption            Unit Holders; Redemption;
                                                Public Offering of Units-
                                                Secondary Market;
                                                Exchange Option

      d.    Rights of Holders as to             Public Offering of
            conversion, transfer,               Units-Secondary Market;
            partial redemption and              Exchange Option;
            similar matters                     Redemption; Rights of
                                                Unit Holders-Unit Holders

      e.    Lapses or defaults with             <F30>
            respect to periodic payment
            plan certificates

      f.    Voting rights as to                 Rights of Unit Holders-
            Securities under the                Certain Limitations;
            Indenture                           Administration of the
                                                Trust-Amendment;
                                                -Termination

      g.    Notice to Holders as to
            change in:

            1.    Composition of Assets         Administration of the
                  of Trust                      Trust-Reports to Unit
                                                Holders; -Portfolio
                                                Supervision; The
                                                Trust-Summary Description
                                                of the Portfolio

            2.    Terms and Conditions          Administration of the
                  of Trust's Securities         Trust-Amendment

            3.    Provisions of Trust           Administration of the
                                                Trust-Amendment


____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            4.    Identity of Depositor         Miscellaneous-
                  and Trustee                   Sponsor; -Trustee

      h.    Consent of Security Holders
            required to change:

            1.    Composition of assets         Administration of the
                  of Trust                      Trust-Amendment

            2.    Terms and conditions          Administration of the
                  of Trust's Securities         Trust-Amendment

            3.    Provisions of Indenture       Administration of the
                                                Trust-Amendment

            4.    Identity of Depositor         <F30>
                  and Trustee

11.   Type of securities comprising             The Trust-Summary
      units                                     Description of the
                                                Portfolio; -Special
                                                Considerations;
                                                -Objectives and
                                                Securities Selection

12.   Type of securities comprising             <F30>
      periodic payment certificates

13.   a.    Load, fees, expenses, etc.          Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price; -Profit
                                                of Sponsor; -Volume
                                                Discount; Exchange
                                                Option; Expenses and
                                                Charges

      b.    Certain information                 <F30>
            regarding periodic payment
            certificates


____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      c.    Certain percentages                 Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price;-Profit of
                                                Sponsor;-Volume Discount;
                                                Exchange Option

      d.    Price differentials                 Public Offering of Units-
                                                Public Offering Price

      e.    Certain other loads,                Rights of Unit Holders-
            fees, expenses, etc.                Unit Holders
            payable by holders

      f.    Certain profits receivable          Public Offering of Units-
            by depositor, principal             Profit of Sponsor
            underwriters, trustee or
            affiliated persons

      g.    Ratio of annual charges             <F30>
            to income

14.   Issuance of trust's securities            Introduction; Rights of
                                                Unit Holders-Unit Holders

15.   Receipt and handling of                   Public Offering of Units-
      payments from purchasers                  Profit of Sponsor

16.   Acquisition and disposition               Introduction;
      of underlying securities                  Administration of the
                                                Trust-Amendment;
                                                -Termination; The
                                                Trust-Summary Description
                                                of the Portfolio;
                                                -Objectives and
                                                Securities Selection

17.   Withdrawal or redemption                  Redemption; Public
                                                Offering of
                                                Units-Secondary Market;
                                                Exchange Option; Rights
                                                of Unit Holders

18.   a.    Receipt and disposition             Administration of the
            of income                           Trust; Reinvestment
                                                Program
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      b.    Reinvestment of                     Reinvestment Program
            distributions

      c.    Reserves or special fund            Administration of the
                                                Trust-Distribution

      d.    Schedule of distribution            <F30>

19.   Records, accounts and report              Administration of the
                                                Trust-Records and
                                                Accounts; -Reports to
                                                Unit Holders

20.   Certain miscellaneous                     Administration of the
      provisions of the trust                   Trust-Amendment;
     agreement                                  -Termination;
                                                Resignation, Removal and
                                                Liability-Regarding the
                                                Trustee;-Regarding the
                                                Sponsor

21.   Loans to security holders                 <F30>

22.   Limitations on liability of               Resignation, Removal and
      depositor, trustee, custodian             Liability
      etc.

23.   Bonding arrangements                      Included on Form N-8B-2

24.   Other material provisions of              <F30>
      trust agreement

      III.  Organization Personnel and
             Affiliated Persons of Depositor

25.   Organization of Depositor                 Miscellaneous-Sponsor

26.   Fees received by Depositor                Expenses and
                                                Charges-Fees; Public
                                                Offering of Units-Profit
                                                of Sponsor

27.   Business of Depositor                     Miscellaneous-Sponsor;
                                                and Included in Form
                                                N-8B-2

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

28.   Certain information as to                 Included in Form N-8B-2
      officials and affiliated
      persons of Depositor

29.   Voting securities of Depositor            Included in Form N-8B-2

30.   Persons controlling Depositor             <F30>

31.   Compensation of Officers and              <F30>
      Directors of Depositor

32.   Compensation of Directors of              <F30>
      Depositor

33.   Compensation of employees of              <F30>
      Depositor

34.   Remuneration of other                     <F30>
      persons for certain services
      rendered to trust

      IV.  Distribution and Redemption of Securities

35.   Distribution of trust's                   Public Offering of Units-
      securities by states                      Public Distribution

36.   Suspension of sales of                    <F30>
      trust's securities

37.   Revocation of authority to                <F30>
      distribute

38.   a.    Method of distribution              Public Offering of Units
      b.    Underwriting agreements
      c.    Selling agreements

39.   a.    Organization of principal           Miscellaneous-Sponsor
            underwriter
      b.    N.A.S.D. membership of
            principal underwriter

40.   Certain fees received by                  Public Offering of Units-
      principal underwriter                     Profit of Sponsor

41.   a.    Business of principal               Miscellaneous-Sponsor
            underwriter
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      b.    Branch officers of principal        <F30>
            underwriter

      c.    Salesman of principal               <F30>
            underwriter

42.   Ownership of trust's securities           <F30>
      by certain persons

43.   Certain brokerage commissions             <F30>
      received by principal underwriter

44.   a.    Method of valuation                 Public Offering of Units-
                                                Public Offering Price;
                                                -Secondary Market

      b.    Schedule as to offering             <F30>
            price

      c.    Variation in offering               Public Offering of Units-
            price to certain persons            Volume Discount; Exchange
                                                Option

45.   Suspension of redemption rights           <F30>

46.   a.    Redemption valuation                Public Offering of Units-
                                                Secondary Market;
                                                Redemption-Right of
                                                Redemption; -Computation
                                                of Redemption Value

      b.    Schedule as to redemption           <F30>
            price

47.   Maintenance of position in                See items 10(d), 44 and
      underlying securities                     46

      V.  Information concerning the Trustee or Custodian

48.   Organization and regulation               Miscellaneous-Trustee
      of Trustee

49.   Fees and expenses of Trustee              Expenses and Charges

50.   Trustee's lien                            Expenses and Charges

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      VI.  Information concerning Insurance
            of Holders of Securities

51.   a.    Name and address of                 <F30>
            Insurance Company

      b.    Type of policies                    <F30>

      c.    Type of risks insured and           <F30>
            excluded

      d.    Coverage of policies                <F30>

      e.    Beneficiaries of policies           <F30>

      f.    Terms and manner of                 <F30>
            cancellation

      g.    Method of determining               <F30>
            premiums

      h.    Amount of aggregate                 <F30>
            premiums paid

      i.    Persons receiving any part          <F30>
            of premiums

      j.    Other material provisions           <F30>
            of the Trust relating to
            insurance

      VII.  Policy of Registrant

52.   a.    Method of selecting and             Introduction; The Trust-
            eliminating securities              Objectives and Securities
            from the Trust                      Selection; -Summary
                                                Description of the
                                                Portfolio; Administration
                                                of the Trust-Portfolio
                                                Supervision

      b.    Elimination of securities           <F30>
            from the Trust



____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      c.    Substitution and elimination        Introduction; The Trust-
            of Securities from the              Objectives and Securities
            Trust                               Selection; -Summary
                                                Description of the
                                                Portfolio; Administration
                                                of the Trust-Portfolio
                                                Supervision

      d.    Description of any                  <F30>
            fundamental policy of the
            Trust

53.   a)    Taxable status of the               Tax Status of the Trust
            Trust

      b)    Qualification of the                <F30>
            Trust as regulated
            investment company

      VIII.  Financial and Statistical Information

54.   Information regarding the                 <F30>
      Trust's past ten fiscal years

55.   Certain information regarding             <F30>
      periodic payment plan
      certificates

56.   Certain information regarding             <F30>
      periodic payment plan
      certificates

57.   Certain information regarding             <F30>
      periodic payment plan
      certificates

58.   Certain information regarding             <F30>
      periodic payment plan
      certificates

59.   Financial statements                      Statement of Financial
      (Instruction 1(c) to Form S-6)            Condition
____________________

<F30>   Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT EQUITY TRUST

Telecommunications Portfolio Series 1

(A Unit Investment Trust)



This Trust was formed July 22, 1993 for the purpose of providing capital appreciation and current income through investment for approximately seven years from that date in a fixed portfolio consisting primarily of publicly traded common stocks and American Depositary Receipts ("ADRs") issued by or representing shares of domestic and international companies engaged in a broad range of communications services and activities. The value of the Units of the Trust will fluctuate with the value of the Portfolio of underlying Securities. Minimum Purchase: $1,000.


The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding
Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.


Sponsor:   LOGO         DEAN WITTER REYNOLDS INC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Read and retain this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

                    Prospectus dated September 28, 1995

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                   DEAN WITTER SELECT EQUITY TRUST
               TELECOMMUNICATIONS PORTFOLIO SERIES 1

                           TABLE OF CONTENTS

                                                                       Page

Table of Contents.................................................      A-1
Summary of Essential Information..................................      A-3
Introduction......................................................      1
The Trust.........................................................      3
      Special Considerations......................................      3
      Summary Description of the Portfolio........................      3
      Objective and Securities Selection..........................      9
      Distributions...............................................      10
Tax Status of the Trust...........................................      10
Public Offering of Units..........................................      15
      Public Offering Price.......................................      15
      Public Distribution.........................................      16
      Secondary Market............................................      17
      Profit of Sponsor...........................................      17
      Volume Discount.............................................      18
Exchange Option...................................................      19
Reinvestment Program..............................................      20
Redemption........................................................      22
      Right of Redemption.........................................      22
      Computation of Redemption Price.............................      24
      Postponement of Redemption..................................      25
Rights of Unit Holders............................................      25
      Unit Holders................................................      25
      Certain Limitations.........................................      26
Expenses and Charges..............................................      26
      Fees........................................................      26
      Other Charges...............................................      27
Administration of the Trust.......................................      28
      Records and Accounts........................................      28
      Distribution................................................      28
      Portfolio Supervision.......................................      29
      Voting of the Portfolio Securities..........................      30
      Reports to Unit Holders.....................................      30
      Amendment...................................................      31
      Termination.................................................      32
                                    A-1

                                                                       Page

Resignation, Removal and Liability................................      34
      Regarding the Trustee.......................................      34
      Regarding the Sponsor.......................................      35
Miscellaneous.....................................................      35
      Sponsor.....................................................      35
      Trustee.....................................................      36
      Legal Opinions..............................................      36
Auditors..........................................................      36
Independent Auditor's Report......................................      F-1


                                 Sponsor:

                      Dean Witter Reynolds Inc.
                         2 World Trade Center
                       New York, New York 10048


                                 Trustee:

                         The Bank of New York
                           101 Barclay Street
                       New York, New York 10286
                             1-800-545-7255


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                     DEAN WITTER SELECT EQUITY TRUST
                                  TELECOMMUNICATIONS PORTFOLIO SERIES 1

                                           As of June 30, 1995

Number of Units                                                                              189,749,385

Fractional Undivided Interest in the Trust Represented by Each Unit                      1/189,749,385th

Public Offering Price Per 1,000 Units:

    Aggregate Value of Securities in the Trust                                              $203,893,619

    Divided by 189,749,385 Units (times 1,000)                                                 $1,074.54

    Plus Sales Charge of 4.25% of Public Offering Price<F1> (4.439% of net amount invested
     in Securities)                                                                                47.70

  Public Offering Price per 1,000 Units                                                         1,122.24

  Plus amount per 1,000 Units of Undistributed Principal and Net Investment Income                  9.07

       Total                                                                                $   1,131.31


Sponsor's Repurchase Price per 1,000 Units and Redemption Price per 1,000 Units (based on the value of the underlying Securities, $47.70 less than the Public Offering Price
  per 1,000 Units plus undistributed principal and net investment income                    $   1,083.61



Evaluation Time                                       Close of trading on the New York Stock Exchange
                                                      (currently 4:00 PM New York time).

Record Dates                                          Quarterly:  March 1, June 1, September 1 and
                                                      December 1 of each year.

Distribution Dates                                    Quarterly:  March 15, June 15, September 15 and
                                                      December 15 of each year.

Minimum Principal Distribution                        No distribution need be made from the Principal
                                                      Account if the balance therein is less than $1.00
                                                      per 1,000 Units outstanding.

In-kind Distribution Date                             July 18, 2000

Liquidation Period                                    Not to exceed 10 business days after the In-Kind
                                                      Distribution Date<F3>.

Mandatory Termination Date                            August 1, 2000

Discretionary Liquidation Amount                      The Indenture may be terminated by the Sponsor if
                                                      the value of the Trust at any time is less than
                                                      $100,648,061.

Trustee's Fee<F2>                                     $1.00 per 1,000 Units.

Sponsor's Annual Portfolio Supervision Fee<F2>        Maximum of $.25 per 1,000 Units.



<F1>Volume purchasers of Units are entitled to a reduced sales charge.  See:  "Public Offering of Units -
Volume Discount" in this Prospectus.

<F2>See "Expenses and Charges" in this Prospectus.  The fee accrues daily and is payable on each Distribution
Date.  Estimated dividends from the Securities, based on the last dividends actually paid, are expected by the Sponsor to be sufficient to pay the estimated expenses of the Trust.

<F3>The final distribution will be made within three (3) business days following the receipt of proceeds from the sale of all Portfolio Securities (see "Administration of the Trust - Termination" in this Prospectus).

                                                A-3


                     SUMMARY OF ESSENTIAL INFORMATION
                               (Continued)


            THE TRUST -- The Dean Witter Select Equity Trust, Telecommunications Portfolio Series 1 (the "Trust") is a unit investment trust composed of publicly traded common stocks and American Depositary Receipts ("ADRs") or contracts to purchase such stocks or ADRs (the "Securities"). The objectives of the Trust are to provide capital appreciation potential and current income through an investment for approximately seven years from the initial date of deposit in a fixed portfolio consisting of 43 publicly traded common stocks issued by domestic companies and ADRs representing securities issued by foreign companies engaged in a broad range of communications services and activities. The Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, the prices of equity securities in general and the Securities in particular and with changes in both domestic and international economic and political conditions. Therefore, there is no guarantee that the objectives of the Trust will be achieved. After the initial Date of Deposit, the Sponsor may, under the Indenture and Agreement (as hereinafter defined), deposit additional Securities which may result in a corresponding increase in the number of Units outstanding.

            TERMINATION -- The Trust will terminate approximately seven years after the initial Date of Deposit regardless of market conditions at that time. Prior to termination of the Trust, the Trustee will begin to sell the Securities held in the Trust over a period not to exceed 10 consecutive business days (the "Liquidation Period"). Monies received upon such sale of Securities will be held uninvested in non-interest bearing accounts created by the Indenture until distributed pro rata to Unit Holders on or about August 1, 2000 and will be of benefit to the Trustee during such period. During the life of the Trust, Securities will not be disposed of solely as a result of normal fluctuations in market value. Because the Trust is not managed and the Securities can only be sold during the Liquidation Period or under certain other limited circumstances described herein, the proceeds received from the sale of Securities may be less than could be obtained if the sale had taken place at a different time. Depending on the volume of Securities sold and the prices of and demand for Securities at the time of such sale, the sales of Securities from the Trust may tend to depress the market prices of such Securities and hence the value of the Units, thus reducing termination proceeds available to Unit Holders. In order to mitigate potential adverse price consequences of heavy volume trading in the Securities taking place over a short period of time and to provide an average market price for the Securities, the Trustee will follow procedures set forth in the Indenture to sell the Securities in an orderly fashion over a period not to exceed the Liquidation Period. The Sponsor can give no assurance, however, that such procedures will mitigate negative price consequences or provide a better price for such Securities. The Trust may terminate earlier than on the Mandatory Termination Date if the value of the Trust is less than the Discretionary Liquidation Amount set forth herein.
(See:  "Administration of the Trust -- Termination".)

            DISTRIBUTIONS -- The Trustee will distribute any dividends and any proceeds from the disposition of Securities not used for redemption of Units received by the Trust on each Distribution Date to holders of record on the next preceding Record Date. Upon termination of the Trust, the Trustee will distribute to each Unit Holder of record its pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder. (See: "Administration of the Trust -- Distribution".)

            The Sponsor anticipates that, based upon the last dividends actually paid by the companies listed in the "Schedule of Portfolio Securities", dividends from the Securities will be sufficient to (i) pay expenses of the Trust and (ii) after such payment, to make distributions to Unit Holders as described herein. (See: "Expenses and Charges" and "Administration of the Trust -- Distribution".)

            PUBLIC OFFERING PRICE -- The Public Offering Price per Unit is computed on the basis of the aggregate evaluation of the underlying Securities next computed after receipt of a purchase order plus cash on hand in the Trust, divided by the number of Units outstanding, plus a sales charge of 4.439% of such evaluation per Unit (the net amount invested); this results in a sales charge of 4.25% of the Public Offering Price. The sales charge of 4.25% will decline over the life of the Trust in the manner described below. On July 23, 1997, the sales charge will decline to 3.00% (3.093% of the net amount invested); on July 23, 1998, it will decline to 2.50% (2.564% of the net amount invested); and on July 23, 1999 it will decline to 1.50% (1.533% of the net amount invested). The sales charge is reduced on a graduated scale for sales involving at least $25,000. (See: "Public Offering of Units -- Volume Discount".)
                                    A-5

            MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units. If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate market value of the underlying Securities. (See:
"Redemption".) Market conditions may cause such prices to be greater or less than the amount paid for Units.

            SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks and ADRs, including risks associated with the limited rights of holders of equity securities to receive payments from issuers; such rights are inferior to those of creditors and holders of debt obligations. Holders of common stock have the right to receive dividends only when, as and if such dividends are declared by the issuer's board of directors. Holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not ordinarily participate in other amounts available for distribution by the issuing corporation. Investors should also be aware that the value of the underlying Securities in the Portfolio may fluctuate in accordance with changes in the value of common stocks generally, changes in the financial condition of the issuers of the Securities, changes in the industries represented in the Portfolio and changes in economic and political conditions affecting the issuers of the Securities.

            In addition, an investment in the Trust involves investment risks which differ from those associated with an investment in a portfolio consisting entirely of domestic issuers, including potential political and economic instability of certain countries, risks of expropriation or nationalization, withholding taxes and exchange controls or similar restrictions which may adversely affect the payment or receipt of payment of dividends on the stocks underlying the ADRs. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. (See: "Summary Description of the Portfolio".)

                   SPECIAL CHARACTERISTICS OF THE TRUST

            Securities Selection. The Securities included in this series of the Dean Witter Select Equity Trust were chosen by the Sponsor's Unit Trust Research Department after analyzing, among other factors, each company's economic and business fundamentals, historical operations and performance, growth potential, market share and competitive industry position. Generally, companies whose securities are included in this Portfolio are companies that are involved in the major sectors of the telecommunications industry; Regional Bell

Holding Companies, independent telephone companies, international telecommunications companies, long distance carriers, telecommunications equipment makers and cellular telecommunications companies. In addition, cable and television companies, as well as computer and other communications companies engaged in telecommunications activities, were considered.

            The Sponsor may deposit additional Securities which were originally selected through this process following the initial Date of Deposit. The Trust will continue to hold Securities so selected during the life of the Trust unless disposed of for the reasons set forth in "Administration of the Trust -- Portfolio Supervision", and the Sponsor may continue to sell Units of the Trust even through Dean Witter's evaluation of the attractiveness of the Securities may have changed subsequent to the Date of Deposit.

            Portfolio Characteristics. The Portfolio of the Trust consists of 43 issues of Securities, 32 of which are common stocks and 11 of which are ADRs (all of the ADRs are sponsored ADRs). The Trust contains the following categories of Securities:

                                           Percentage of Aggregate
                                      Market Value of Trust Portfolio
Category of Issuer                       (as of September 6, 1995)

Telecommunication equipment.........                  7.93%
Telecommunication service...........                 87.40%
Computer, Microprocessor
  Manufacturer......................                  2.47%
Media/Entertainment.................                  2.19%
ADRs................................                 23.56%

            On September 6, 1995, the aggregate market value of the Securities in the Trust was $208,504,322.20.

            UNDERWRITING -- None of the Securities in the Trust were acquired through the Sponsor's participation as sole underwriter or manager or as a member of the underwriting syndicate for such Securities. An underwriter typically purchases securities, such as the Securities in the Trust, from the issuer on a negotiated or competitive bid basis in order to market such securities to investors at a profit.

            MINIMUM PURCHASE -- $1,000.

                   DEAN WITTER SELECT EQUITY TRUST
               TELECOMMUNICATIONS PORTFOLIO SERIES 1

                      _________________________

                              INTRODUCTION


            This series of the Dean Witter Select Equity Trust (the "Trust") was created on July 22, 1993 under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Indenture") and a related Reference Trust Agreement (the "Agreement") (collectively, the "Indenture and Agreement")<F31> between Dean Witter Reynolds Inc. (the "Sponsor") and The Bank of New York (the "Trustee"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corporation. (See: "Miscellaneous
-- Sponsor", herein.) The objectives of the Trust are capital appreciation and current income through an investment for approximately seven years from the initial Date of Deposit in a portfolio consisting of publicly traded common stocks and ADRs of companies engaged in a broad range of communications services and activities. There is, of course, no assurance that these objectives will be met.

            On the date of creation of the Trust (the "Date of Deposit"), the Sponsor deposited with the Trustee certain securities and contracts and funds (represented by irrevocable letter(s) of credit issued by major commercial bank(s)) for the purchase of such securities (collectively, the "Securities") at prices equal to the market value of such Securities as determined by the Trustee as of the Date of Deposit. (See:
"Schedule of Portfolio Securities", herein.) The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture and Agreement. The Trustee then immediately delivered to the Sponsor a certificate of beneficial interest (the "Certificate") representing the units (the "Units") comprising the entire ownership of the Trust. Through this prospectus (the "Prospectus"), the Sponsor is offering the Units, including Additional Units, as defined below, for sale to the public.
The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the market value of the Securities (the "Redemption Price") if they cannot be sold in the secondary market which the Sponsor, although not obligated to, proposes to maintain. In addition,

___________________
<F31> Reference is hereby made to said Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Indenture and Agreement.

the Sponsor may offer for sale, through this Prospectus, Units which the Sponsor may have repurchased in the secondary market or upon the tender of such Units for redemption. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

            With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a proportionate relationship between the number of shares of each Security in the Portfolio of the Trust (the "Portfolio"). The Sponsor is permitted under the Indenture and Agreement to deposit additional Securities during the life of the Trust, resulting in an increase in the number of Units outstanding (the "Additional Units"). Such Additional Units may be continuously offered for sale to the public by means of this Prospectus.
Any additional Securities deposited in the Trust in connection with the sale of these Additional Units will maintain, to the extent practicable, the proportionate relationship between the number of shares of each Security in the Portfolio on the day of deposit of such additional Securities and any cash not held for distribution to Unit Holders prior to the deposit. The original proportionate relationships are subject to adjustment under certain limited circumstances. (See: "Administration of the Trust -- Portfolio Supervision", herein.) Each Additional Unit issued after a permitted change in the shares held in the Trust will represent the same number and type of shares that were represented by a Unit immediately prior to the issuance of the Additional Unit. The number and identity of shares in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares or the reinvestment of the proceeds of certain dispositions of Securities. It may not be possible to maintain the original proportionate relationship among the Securities on the initial date of deposit, due to, among other reasons, inability to purchase Securities, unavailability of Securities and/or restrictions on the purchase of shares. If a Security is unavailable for purchase and deposit in the Trust, additional shares of other Securities then in the Portfolio of the Trust may be deposited to create Additional Units. The Sponsor may deposit cash with the Trustee with instructions to the Trustee to purchase such unavailable Securities when available. The Sponsor may acquire large volumes of additional Securities for deposit into the Trust over a short period of time. Such acquisitions may tend to raise the market prices of these Securities. The Sponsor cannot currently predict the actual market impact of the Sponsor's purchases of additional Securities, because the actual volume of Securities to be purchased and the supply and price of such Securities is not known. The additional Securities so received will, however, have a tax cost basis to the Trust equal to their values on the date of transfer to the Trust. Such tax cost basis will likely differ from the tax cost basis of Securities transferred to the Trust at other times such as the Date of Deposit. The amount of gain or loss realized on sale of a particular Security by the Trust depends upon the tax cost basis of the particular Security sold.
Hence, the amount of capital gain or loss realized by the Trust and passed through to Unit Holders will not be the same as the capital gain or loss which would have been realized by a particular Unit Holder if such Unit Holder had purchased and sold the Securities involved without the intervention of the Trust.

            On June 30, 1995, each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Summary of Essential Information". Thereafter, if any Units are redeemed, the amount of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance of the Trust will be increased. However, if Additional Units are issued by the Trust, the aggregate value of the Securities in the Trust will be increased by amounts allocable to such Additional Units and the fractional undivided interest in the balance will be decreased. In both cases, the interest in the Securities represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture and Agreement.

                                 THE TRUST

Special Considerations

            An investment in Units of the Trust should be made with an understanding of the risks which an investment in publicly traded common stock and ADRs may entail, including the risk that the value of the Portfolio and hence of the Units will decline with decreases in the market value of the Securities. The Trust will be terminated and liquidated no later than the Mandatory Termination Date set forth in the "Summary of Essential Information", herein, and the Securities will be sold or distributed "in-kind", regardless of market conditions at that time. The Trust may be terminated earlier under certain conditions. (See: "Administration of the Trust -- Termination".)

Summary Description of the Portfolio

            An investment in Units of the Trust should be made with an understanding that the value of the underlying Securities, and therefore the value of Units, will fluctuate depending upon the full range of economic and market influences which may affect the market value of such Securities. Certain risks are inherent in an investment in equity securities, including the risk that the financial condition of one or more of the issuers of the Securities may worsen or the general condition of the common stock market may weaken. In such case, the value of the Securities and hence the value of Units may decline. Common stocks are susceptible to general stock market movements and to volatile and unpredictable increases and decreases in value as market confidence in and perceptions of the issuers change from time to time. Such perceptions are based upon varying reactions to such factors as expectations regarding domestic and foreign economic, monetary and fiscal policies, inflation and interest rates, currency exchange rates, economic expansion or contraction, and global or regional political, economic or banking crises. In addition, investors should understand that there are certain payment risks involved in owning equity securities, including risks arising from the fact that holders of common and preferred stocks have rights to receive payments from the issuers of those stocks that are generally inferior to those of creditors of, or holders of debt obligations issued by, such issuers. Furthermore, the rights of holders of common stocks are inferior to the rights of holders of preferred stocks. Holders of common stocks of the type held in the Portfolio have a right to receive dividends only when, as and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not ordinarily participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks entail less risk than common stocks. However, neither preferred nor common stocks represent an obligation or liability of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. The issuance of debt securities (as compared with both preferred and common stock) and preferred stock (as compared with common stock) will create prior claims for payment of principal and interest (in the case of debt securities) and dividends (in the case of preferred stock) which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its preferred and/or common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), preferred stocks typically have only a liquidation preference which may have stated optional or mandatory redemption provisions while common stocks have neither a fixed principal amount nor a maturity date and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Additionally, market timing and volume trading will also affect the underlying value of Securities, including the Sponsor's buying of additional Securities and the Trust's selling of Securities during the Liquidation Period. The value of the Securities in the Portfolio thus may be expected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Date of Deposit. The Sponsor may direct the Trustee to dispose of Securities under certain specified circumstances (see: "Administration of the Trust -- Portfolio Supervision"). However, Securities will not be disposed of solely as a result of normal fluctuations in market value.

            Payment and Life of the Preferred Stocks in the Trust. Because certain of the preferred stocks included in the Portfolio from time to time may be redeemed or may be sold under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size, composition and return. (See: "Redemption" and "Administration of the Trust -- Portfolio Supervision".) Many of these preferred stocks may be subject to redemption prior to their stated final redemption date pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a preferred stock is at a premium over par or stated value than when it is at a discount from par or stated value. Generally, the value of a preferred stock will be at a premium over par or stated value when market interest rates fall below the rate of return on the stocks. Certain preferred stocks in the Portfolio may be subject to redemption pursuant to sinking fund provisions early in the life of the Trust. These provisions are designed to redeem a significant portion of an issue gradually over the life of the issue; obligations to be redeemed are generally chosen by lot or redeemed proportionately. The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest amounts realized from the redemption of any preferred stock in substitute Securities (see: "Administration of the Trust -- Portfolio Supervision").

            ADRs. The Portfolio of the Trust contains 11 ADRs. An ADR is a negotiable certificate that enables an investor to buy, sell or hold foreign securities without taking physical possession of the stocks. Issued by a U.S. bank referred to as the depositary, ADRs represent an ownership interest in a specified number of equity securities of a non-U.S. company that have been deposited with a depositary. Some ADRs represent a single foreign share or a fraction of a share while others represent multiple shares.

            ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. A higher degree of risk is involved in owning unsponsored ADRs because the financial reporting obligations and dividend collection and securities clearing functions are not clearly defined. Sponsored ADRs are normally listed on the U.S. exchanges or traded over-the-counter, which makes them subject to rules and regulations of the Securities and Exchange Commission and/or the National Association of Securities Dealers. ADRs that are unsponsored are generally not listed on a national securities exchange.

            Certain Risks Affecting Securities of Foreign Issuers. Since the Portfolio of the Trust includes 11 ADRs, an investment in the Trust involves investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include the potential political and economic instability of certain countries, risks of expropriation or nationalization, withholding taxes, exchange controls or other restrictions which might adversely affect the payment or receipt of payment of dividends on the foreign stocks underlying the Securities, and the effect on security prices of fluctuations in exchange rates. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer.

            The Securities of foreign issuers are traded in ADR form in the United States. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Trust can avoid the currency risks which might occur during the settlement period for either purchases or sales.

            While the prices of ADRs are quoted in U.S. dollars and they trade and distribute dividends in U.S. dollars, currency fluctuations have an indirect impact (which may be either positive or negative) on the value of the ADRs and the overall investment results. Because the ADRs which represent a fixed number of underlying foreign shares are quoted in U.S. dollars and for other reasons, they may perform better or worse than the underlying foreign shares in the home market.

            Foreign stocks underlying the Securities in the Portfolio have been issued by companies which pay distributions in foreign currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, monetary policies, the soundness of the world economy and the strength of a particular foreign economy as compared to the economies of the United States and other countries. Therefore, even though the foreign issuer's distribution remains constant in foreign currency, the United States dollar value of the distribution will vary with fluctuations in the United States dollar foreign exchange rate for the relevant currency.

            On the basis of the best information available to the Sponsor at the present time none of the foreign stocks underlying the Securities is subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of distributions on the Securities, either because the particular jurisdictions have not adopted any currency regulations of this type or because the issues qualify for an exemption. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payments to the Trust.

            The Portfolio of the Trust will be composed of securities issued by domestic and international companies engaged in a broad range of communication services and activities. Generally, companies whose Securities may be included in the Portfolio of the Trust are involved in the major sectors of the telecommunications industry: Regional Bell Holding Companies, independent telephone companies, international telephone companies, international telecommunications companies, long distance carriers, telecommunications equipment makers and cellular telecommunications companies. Also, Securities of cable and television companies, as well as computer and other communications companies engaged in telecommunications activities may be included in the Portfolio of the Trust.

            Certain Risks Affecting Securities of
Telecommunications Issuers. The Trust's assets are concentrated in Securities of issuers in the telecommunications and communications industries and, as a result, the value of the Units of the Trust will be susceptible to factors affecting such industries. The telecommunications and communications industries are subject to governmental regulation and the products and services of companies in such industries may be subject to rapid obsolescence. These factors could affect the value of the Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. In addition, federal communications laws regarding the cable television industry have recently been amended to eliminate government regulation of cable television rates where competition is present and allow rates to be dictated by market conditions. In the absence of competition, however, rates shall be regulated by federal and state governments to protect the interest of subscribers. Certain types of companies represented in the Portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and such companies' securities are subject to rapid price volatility. While the Portfolio of the Trust will concentrate on the securities of established suppliers of traditional telecommunications and communication products and services, the Trust may invest in smaller telecommunications and communications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers.
Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

            There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

Objective and Securities Selection

            The objectives of the Trust are to provide capital appreciation potential and current income during the seven years after the Date of Deposit through an investment in a fixed diversified portfolio of Securities chosen in the manner described in the "Summary of Essential Information", herein. There is, of course, no guarantee that the Trust's objectives will be achieved.

            The Trust consists of such of the Securities listed under "Schedule of Portfolio Securities" as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the provisions of the Indenture and Agreement together with undistributed income therefrom and undistributed and uninvested cash realized from the disposition of Securities (see:
"Administration of the Trust"). Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. However, should any contract deposited hereunder fail and no substitute Security be acquired pursuant to the provisions of the Indenture and Agreement, the Sponsor shall cause to be refunded the sales charge relating to such Security, plus the pro rata portion of the cost to the Sponsor of the failed contract listed under "Schedule of Portfolio Securities". (See: "Administration of the Trust -- Portfolio Supervision".)

            Because certain Securities from time to time may be sold or their percentage reduced under certain circumstances described herein, and because additional Securities may be deposited into the Trust from time to time, no assurance can be given that the Trust will retain for any length of time its present size and composition (see: "Administration of the Trust -- Portfolio Supervision", herein).

            The Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor has the authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value and, further, the Trust's Securities may be disposed of only under limited circumstances. (See: "Administration of the Trust --
Portfolio Supervision".)

            There is no assurance that any dividends will be declared or paid in the future on the Securities initially deposited or to be deposited subsequently in the Trust.

Distributions

            Record Dates and the Distribution Dates are set forth under "Summary of Essential Information". The distributions will be an amount equal to such Unit Holder's pro rata portion of the amount of dividend income received by the Trust and proceeds of the sale of Securities, including capital gains, not used for the redemption of Units (less the Trustee's fees, Sponsor's portfolio supervision fees and expenses).
Distributions for the account of beneficial owners of Units registered in "Street name" and held by the Sponsor will be made to the investment account of such beneficial owners maintained with the Sponsor. Under certain circumstances, the Trustee may make additional distributions in any calendar year in order to avoid the imposition of Federal or state excise taxes or to continue or otherwise maintain the Trust's qualification as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (see: "Tax Status of the Trust").

                          TAX STATUS OF THE TRUST

            The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the impact of state, local or foreign taxes upon such an investment.

            The Trust intends to qualify as and elect to be a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including interest, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addition, the Trust must derive less than 30% of its gross income from the disposition of securities held for less than three months, must meet certain diversification criteria regarding Trust investment, and must distribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated investment company, (a) the Trust is not taxed on income distributed to its shareholders in the form of dividends or capital gains distributions and (b) if the Trust is the record holder of stock on the record date for a dividend payable with respect to that stock, the dividend must be included in the gross income of the Trust as determined for federal income tax purposes on the later of (1) the date the stock became ex-dividend with respect to such dividend or (2) the date the Trust acquired the stock. If, in any taxable year, the Trust were to fail to qualify as a regulated investment company under the Code, the Trust would be taxed for that year in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company for a taxable year, that year's Trust distributions, to the extent derived from current or accumulated earnings and profits, would be taxable to the recipient shareholders as ordinary income dividends, even if those distributions might otherwise have been considered distributions of capital gains.

            If the Trust fails to distribute in each calendar year, at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on the undistributed income if income tax is not imposed on such income in the hands of the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distributed during the succeeding calendar year.

            If the Trust fails to qualify as a regulated investment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge mentioned below, if applicable) and may be required to pay an interest charge to the Treasury on 50% of such earnings and profits before it can again qualify as a regulated investment company.

            Generally, distributions paid by the Trust, whether or not reinvested, are treated as received in the taxable year of the distribution; however, any amounts designated for distribution by the Trust with respect to October, November or December of any calendar year as payable to Unit Holders of record on a specified date in such a month and which are actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Indenture and Agreement require current distribution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, mergers, liquidations of issuers or sales representing recovery of cost (to the extent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust. (See: "Sponsor -- Responsibility".) In kind receipts of the Trust in mergers and liquidations may be either retained or sold and the proceeds, if sold, will be either (i) distributed to Unit Holders or (ii) retained by the Trustee with the proceeds of such sale credited to the Income and/or Principal Accounts and (unless applied for the purchase of securities pursuant to the Indenture and Agreement) distributed to Unit Holders in the manner provided in the Indenture and Agreement. Securities received in a liquidation or merger will not be retained if such retention would jeopardize the characterization of the Trust as a regulated investment company for federal income tax purposes.

            Distributions to Unit Holders (other than capital gains distributions) will be taxable as ordinary income to such Unit Holders to the extent paid from interest, dividends and net short-term capital gain includible in the Trust's gross income for the taxable year with respect to which the distribution is made less the sum of the Trust's allocable deductible expenses. To the extent that distributions to a Unit Holder with respect to any year are not taxable as ordinary income or as capital gain distributions, the amount of such distributions will be treated as a return of capital and will reduce the Unit Holder's basis in its Units and, to the extent that they exceed its basis, will generally be taxed as a capital gain.

            Income received by the Trust may be subject to withholding and other taxes imposed by foreign jurisdictions. In some instances, these taxes are limited by treaty between the United States and the relevant foreign jurisdiction.
Treaty benefits may be available to the Trust to the same extent as they would be to individual U.S. shareholders. However, in some situations the Trust will be eligible for such benefits only if it can establish that a minimum specified percentage of the capital of the Trust is owned directly or indirectly by individual residents or citizens of the United States.

            It is anticipated that part of the distributions of the Trust will be taxable as ordinary income to Unit Holders and that, under present law, distributions attributable to dividends from domestic corporations constitute dividends for purposes of the 70% deduction allowed to certain corporations with respect to dividends received, as discussed below. This deduction is allowed to corporations other than corporations, such as "S" corporations, which are not eligible for such deduction because of their special characteristics. Dividends received by corporations are not deductible for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax. Distributions attributable to dividends on ADRs will not qualify for the 70% dividends-received deduction.

            Under existing law, only that amount of the Trust's dividend distributions (exclusive of capital gain dividends) that are designated as dividends by the Trust and which do not exceed the aggregate amount of dividends received by the Trust will qualify for the 70% dividends-received deduction for corporations. Dividends received by the Trust will be considered dividends for this purpose only if such dividends are received from domestic corporations and would qualify for the 70% dividends-received deduction if such deduction were available to regulated investment companies.

            Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses. The Code directs the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-through entity (such as the Trust) of amounts not allowable as a deduction under this rule if paid or incurred directly by an individual.

            Temporary Regulations applicable to "nonpublicly offered regulated investment companies" have been issued.
Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among those of its shareholders who are "affected investors" (i.e., individuals, estates, trusts and pass-through entities having such shareholders) and
(ii) such investors are treated as having received or accrued dividends in an aggregate amount equal to the investor's share of such expenses and to have incurred investment expenses in the same aggregate amount. These computations are made on a calendar year basis and the allocation of such expenses among affected investors may be done by the regulated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

            The Code provides, however, that the 2% floor rule will not apply to indirect deductions through a publicly offered regulated investment company. The term "publicly offered regulated investment company" is defined as meaning a regulated investment company the shares of which are "continuously offered" or regularly traded on an established securities market or "held by or for no fewer than 500 persons at all times during the taxable year." The Sponsor is unable to state whether or not the Trust will qualify in the future for treatment as a "publicly offered regulated investment company."

            Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption (or distributions received upon liquidation of its Units) exceed or are less than the Unit Holder's tax cost basis of its Units which are redeemed (or in respect of which the liquidating distributions are made). Distributions in kind are taken into account for this purpose at their fair market value when distributed.

            Distributions of net capital gain (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gains regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circumstances, may give rise to gain or loss. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%.
Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

            The Trust expects to purchase and sell ADRs by paying and receiving U.S. dollars. Dividends received by the Trust will also be received in U.S. dollars which are expected to have been converted from local currency into U.S. dollars on the same day as received by the ADR custodian. Consequently, the Trust does not expect to realize foreign currency exchange rate gains or losses.

            The Code disallows the dividends-received deduction in full for corporations with respect to stock, including Trust Units (which are considered as stock for this purpose) held for 45 days or less (90 days or less in the case of certain preference stock) exclusive of days on which the holder's risk of loss is diminished. Sections 246 and 246A of the Code also contain limitations on the eligibility of dividends for the 70% dividends-received deduction (in addition to the limitation discussed above). These limitations may be applicable to dividends received by a Unit Holder depending on the Unit Holder's individual circumstances. Accordingly, Unit Holders which are corporations should consult their own tax advisors in this regard.

            Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit
Holders.

            The Trust is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal
Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

            Federal withholding taxes at a 30% rate or a lesser rate established by treaty will generally apply to distributions (other than distributions designated by the Trust as capital gain dividends) made to Unit Holders that are nonresident aliens or foreign partnerships, trusts or corporations unless the distributions constitute income effectively connected with the conduct of a trade or business within the United States by the distributee.

            The value of Units held by an individual non-resident alien, even though he is a non-resident at his death, will be includible in his gross estate for U.S. federal estate tax purposes.

            Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

            Units of the Trust may be suited for purchase by Individual Retirement Accounts and pension plans, profit sharing and other qualified retirement plans. Investors considering participation in any such plan should consult their attorneys or other tax advisors with respect to the establishment and maintenance of any such plan.

                         PUBLIC OFFERING OF UNITS

Public Offering Price

            The Public Offering Price of the Units is calculated daily, and is computed by adding to the aggregate market value of the Portfolio Securities (as determined by the Trustee) next computed after receipt of a purchase order, divided by the number of Units outstanding, the sales charge shown in "Summary of Essential Information". After the initial Date of Deposit, a proportionate share of amounts in the Income and Principal Accounts or amounts receivable in respect of stocks trading ex-dividend (other than money required to be distributed to Unit Holders on a Distribution Date and money required to redeem tendered Units) on the date of purchase of Units is added to the Public Offering Price. In the event a stock is trading ex-dividend at the time of deposit of additional Securities, an amount not to exceed the dividend that would be received if such stock were to receive a dividend will be added to the Public Offering Price. The sales charge will decline over the life of the Trust in the manner described in "Summary of Essential Information -- Public Offering Price". The Public Offering Price per Unit is calculated to five decimal places and rounded up or down to four decimal places. The Public Offering Price on any particular date will vary from the Public

Offering Price on June 30, 1995 (set forth in the "Summary of Essential Information", herein) in accordance with fluctuations in the aggregate market value of the Securities, the amount of available cash on hand in the Trust and the amount of certain accrued fees and expenses.

            As more fully described in the Indenture and Agreement, the aggregate market value of the Securities is determined on each business day by the Trustee based on closing prices on the day the valuation is made or, if there are no such reported prices, by taking into account the same factors referred to under "Redemption -- Computation of Redemption Price". Determinations are effective for transactions effected subsequent to the last preceding determination.

Public Distribution

            Units issued on the Date of Deposit and Additional Units issued in respect of additional deposits of Securities will be distributed to the public by the Sponsor and through dealers at the Public Offering Price determined as provided above. Unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price determined as provided above.

            The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. In addition, sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis.
A portion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass-Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

Secondary Market

            While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary market for Units of this series of the Dean Witter Select Equity Trust and to continuously offer to repurchase Units from Unit Holders at the Sponsor's Repurchase Price. The Sponsor's Repurchase Price is computed by adding to the aggregate value of the Securities in the Trust, any cash on hand in the Trust including dividends receivable on stocks trading ex-dividend (other than money required to redeem tendered Units and cash deposited by the Sponsor to purchase Securities or cash held in the Reserve Account) and deducting therefrom expenses of the Trustee, Sponsor, counsel and taxes, if any, and cash held for distribution to Unit Holders of record as of a date on or prior to the evaluation; and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

            If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the "Redemption Price". Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

            The Sponsor receives a sales charge on Units sold to the public and to dealers. The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (for a description of such profit (or loss) and the amount of such difference on June 30, 1995, see: "Schedule of Portfolio Securities", herein). The Sponsor may realize a similar profit (or loss) in connection with each additional deposit of Securities. In addition, the Sponsor may have acted as broker in transactions relating to the purchase of Securities for deposit in the Trust. During the initial public offering period the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the prices of the Securities in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business and may be of benefit to the Sponsor.

            The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

            Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

            The sales charge of 4.25% of the Public Offering
Price will be reduced pursuant to the following graduated scale for sales to any person of at least $25,000.

                                 Percent of       Percent of
                              Public Offering     Net Amount     Dealer
Aggregate Value of Units          Price           Invested     Concession

Less than $25,000...............    4.25%           4.439%        2.76%
$25,000 to $49,999..............    4.00%           4.167%        2.60%
$50,000 to $99,999..............    3.75%           3.896%        2.44%
$100,000 to $249,999............    3.25%           3.359%        2.11%
$250,000 to $499,999............    2.75%           2.828%        1.79%
$500,000 to $749,999............    2.50%           2.564%        1.63%
$750,000 to $999,999............    2.25%           2.302%        1.46%
$1,000,000 to $2,499,999........    1.75%           1.781%        1.14%
$2,500,000 to $4,999,999........    1.25%           1.266%        0.81%
$5,000,000 or more..............    0.75%           0.756%        0.49%

            The reduced sales charges as shown on the chart above will apply to all purchases of Units of this Trust only on any one day by the same person, partnership or corporation (other than a dealer), in the amounts stated herein.

            Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 years are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.
                                   -18-

            Sales to Dealers will be made at prices which include a concession as shown on the chart above. Dealers purchasing certain dollar amounts of Units during the life of the Trust will be entitled to additional concession benefits. The dealer concession for secondary market sales may differ from the concessions set forth in the above schedule. The Sponsor reserves the right, at any time, to change the level of dealer concessions.

                              EXCHANGE OPTION

            Unit Holders of any Dean Witter Trust or any holders of Units of any other unit investment trust (collectively, "Holders") may elect to exchange any or all of their units of each series of the Dean Witter Select Equity Trust for units of one or more of any series of the Dean Witter Select Equity
Trust or for units of any additional Dean Witter Trusts, that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such Units may be acquired at prices based on reduced sales charges per Unit.
The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. The following Exchange Trusts are currently available: the Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Dean Witter Select Equity Trust, the Dean Witter Select Corporate Trust and the Dean Witter Select Investment Trust.

            Each Exchange Trust has a different investment objective; a Holder should read the prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to exercise of this option.

            This option will be available provided the Sponsor maintains a secondary market in units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Holder wishes to sell or exchange its Units; thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time such Unit Holder wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to its Units without further instruction from the Unit Holder.

            Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permitted to make up any difference between the amount representing the Units being submitted for exchange and the amount representing the units being acquired up to the next highest number of whole units.

            An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code, i.e., a Holder will recognize gain or loss at the time of exchange. A Unit Holder who exchanges Units of one Trust for units of another Trust should consult his or her tax advisor regarding the extent to which such exchange results in the recognition of a loss for Federal and/or state or local income tax purposes.

            To exercise the Exchange Option, a Unit Holder should notify the Sponsor of its desire to use the proceeds from the sale of its Units to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Holder may select the series or group of series for which such Units are to be exchanged. The Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

            The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the evaluation per unit of the securities in that Portfolio, plus accrued interest and the applicable sales charge of $25 per Unit (or per 100 Units in the case of a unit priced at about $10.00 or per 1,000 Units in the case of a unit priced at about $1.00) or 2.5% of the Public Offering Price where the cost per unit is significantly less than $1.00. If a Unit Holder has held its Units for less than a five-month period, the sales charge shall be the greater of (i) $25 or (ii) the difference between the original sales charge on the Units owned and the sales charge on the Exchange Trust.

                           REINVESTMENT PROGRAM

            Distributions, if any, are made to Unit Holders quarterly. The Unit Holder has the option, however, of either receiving his quarterly check from the Trustee or participating in the reinvestment program offered by the Sponsor under which the distributions are automatically reinvested in Additional Units of the Trust without a sales charge. Participation in the reinvestment program is conditioned on such program's lawful qualification for sale in the state in which the Unit Holder is a resident. A Unit Holder's election to participate in the reinvestment program will apply to all Units of this series of the Trust owned by such Unit Holder. Once the reinvestment election has been chosen by the Unit Holder, such election will remain in effect until changed by the Unit Holder. The Sponsor may suspend or terminate the reinvestment program at its discretion. Thereafter, distributions received by the Trust would be distributed quarterly to all Unit Holders.

            Such distributions, to the extent reinvested in the Units of the Trust, will be used by the Trustee at the direction of the Sponsor in one or both of the following manners. (i) The distributions may be used by the Trustee to purchase Units of this Series of the Trust held in the Sponsor's inventory. The purchase price payable by the Trustee for each of such Units will be equal to the applicable Trust evaluation per Unit on (or as soon as possible after) the close of business on the Distribution Date. The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders participating in the Program. (ii) If there are no Units in the Sponsor's inventory, the Sponsor may purchase additional Securities in order to maintain, as closely as practical, the proportionate relationship between the Securities in the Trust at the time of creation of the additional Units. The additional securities will be deposited by the Sponsor with the Trustee in exchange for new Units. The distributions may then be used by the Trustee to purchase the new Units from the Sponsor. The price for such new Units will be the applicable Trust evaluation per Unit on (or as soon as possible after) the close of business on the Distribution Date. (See: "Public Offering -- Public Offering Price".) The Units so purchased by the Trustee will be issued or credited to the accounts of Unit Holders participating in the Program.

            No fractional Units will be issued under any circumstances. If, after the maximum number of full Units have been issued or credited at the applicable price, there remains a portion of the distribution which is not sufficient to purchase a full Unit as such price, the Trustee shall hold such cash for the benefit of such Unit Holder and shall apply such cash on the next Distribution Date, along with any distributions then made, toward the purchase of additional full Units in accordance with the Program. The cost of administering the program will be borne by the Trust and thus will be borne indirectly by all Unit Holders.
                                   -21-

            A Unit Holder may, by contacting such Unit Holder's broker or filing with the Trustee a written notice of election at least ten days before the Record Date for the first distribution to which it is to apply, elect to have distributions, if any, reinvested in Additional Units of the Trust. An election may be revoked upon similar notice.

                                REDEMPTION

Right of Redemption

            One or more Units represented by a Certificate may be redeemed at the Redemption Price upon tender of such Certificate to the Trustee at its unit investment trust office in the City of New York, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee (as set forth in the Certificate), and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender its Units for redemption at any time after the settlement date for purchase, whether or not it has received a definitive Certificate. The Redemption Price per Unit is calculated as set forth under "Computation of Redemption
Price", herein. There is no sales charge incurred when a Unit Holder tenders its Units to the Trustee for redemption.

            On the seventh calendar day following the tender to the Trustee of Certificates representing Units to be redeemed (or if the seventh calendar day is not a business day, on the first business day prior thereto) the Unit Holder will be entitled to receive monies per Unit equal to the Redemption Price per Unit as determined by the Trustee as of the Evaluation Time on the date of tender. The date of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

            During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the next business day following such presentation.

            Units will be redeemed by the Trustee solely in cash for any one Unit Holder tendering less than 25,000 Units. With respect to redemption requests regarding at least 25,000 Units, the Sponsor may determine, in its discretion, to direct the Trustee to redeem Units "in kind" by distributing Portfolio Securities to the redeeming Unit Holder. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Unit Holders redeeming "in kind" will receive an amount and value of Trust Securities per Unit equal to the Redemption Price Per
Unit as determined as of the Evaluation Time next following the tender as set forth herein under "Computation of Redemption Price" below. The distribution "in kind" for redemption of Units will be held by the Trustee for the account of, and for disposition in accordance with the instructions of, the tendering Unit Holder. The tendering Unit Holder will be entitled to receive whole shares of each of the underlying Portfolio Securities, plus cash equal to the Unit Holder's pro rata share of the cash balance of the Income and Principal Accounts and cash from the Principal Account equal to the fractional shares to which such tendering Unit Holder is entitled. The Trustee, in connection with implementing the redemption "in kind" procedures outlined above, may make any adjustments necessary to reflect differences between the Redemption Price of Units and the value of the Securities distributed "in kind" as of the date of tender. If the Principal Account does not contain amounts sufficient to cover the required cash distribution to the tendering Unit Holder, the Trustee is empowered to sell Securities in the Trust Portfolio in the manner discussed below. A Unit Holder receiving redemption distributions of Securities "in kind" may incur brokerage costs in converting Securities so received into cash.

            The portion of the Redemption Price which represents the Unit Holder's interest in the Income Account shall be withdrawn from the Income Account to the extent available. The balance paid on any redemption, including dividends receivable on stocks trading ex-dividend, if any, shall be drawn from the Principal Account to the extent that funds are available for such purpose. The Trustee is authorized by the Indenture and Agreement to sell Securities in order to provide funds for redemption. To the extent Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at the time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. The Redemption Price received by a tendering Unit Holder may be more or less than the purchase price originally paid by such Unit Holder, depending on the value of the Securities in the Portfolio at the time of redemption.
Moreover, due to the minimum lot size in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record on the next Distribution Date.

            Securities to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. If not so instructed by the Sponsor, the Trustee will select the Securities to be sold so as to maintain, as closely as practicable, the proportionate relationship between the number of shares of each Security in the Trust.

Computation of Redemption Price

            The Trust Evaluation per Unit is determined as of the Evaluation Time stated under "Summary of Essential
Information", above, and (a) semiannually, on the last business day of each of the months of June and December, (b) on the day on which any Unit of the Trust is tendered for redemption
(unless tender is made after the Evaluation Time on such day, in which case Tender shall be deemed to have been made on the next day subsequent thereto on which the New York Stock
Exchange is open for trading) and (c) on any other business day desired by the Sponsor or the Trustee, (1) by adding:

            a. The aggregate value of Securities in the Trust, as determined by the Trustee;

            b. Cash on hand in the Trust, including dividends receivable on stocks trading ex-dividend, other than money deposited to purchase Securities or money credited to the Reserve Account;

            c.    All other assets of the Trust;

            (2) and then, by deducting from the resulting figure; amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addition to the reserve account (as defined in the Indenture and Agreement, the "Reserve Account"), amounts representing estimated accrued fees and expenses of the Trust (including legal and auditing expenses), amounts representing unpaid fees of the Trustee, the Sponsor and counsel and monies held to redeem tendered Units and for distribution to Unit Holders of record as of a date prior to the determination and then;

            (3) by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation. The resulting figure equals the Redemption Price for each Unit.

            The aggregate value of the Securities shall be determined by the Trustee in good faith in the following manner: If the Securities are listed on one or more national securities exchanges, such valuation shall be based on the closing price on such Exchange which is the principal market thereof deemed to be the New York Stock Exchange if the Securities are listed thereon (unless the Trustee deems such price inappropriate as a basis for valuation). If the

Securities are not so listed, or, if so listed and the principal market therefor is other than such exchange or there is no closing price on such exchange, such valuation shall be based on the closing price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for valuation) or if there is no such closing price, by any of the following methods which the Trustee deems appropriate: (i) on the basis of current bid prices of such Securities as obtained from investment dealers or brokers (including the Depositor) who customarily deal in securities comparable to those held by the Trust, or (ii) if bid prices are not available for any of such Securities, on the basis of bid prices for comparable Securities, or (iii) by appraisal of the value of the Securities on the bid side of the market or by such other appraisal as is deemed appropriate, or (iv) by any combination of the above.

Postponement of Redemption

            The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption (i) for any period during which the New York Stock Exchange, Inc.
is closed, other than for customary weekend and holiday closings, or (ii) for any period during which, as determined by the Securities and Exchange Commission, either trading on the New York Stock Exchange, Inc. is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                          RIGHTS OF UNIT HOLDERS

Unit Holders

             A Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and Agreement and vested with all right, title and interest in the Trust created therein. A Unit Holder may at any time tender its Certificate to the Trustee for redemption.

            Ownership of Units is evidenced by registered Certificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Certificates are transferable or interchangeable upon presentation at the unit investment trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of

$2.00, if required by the Trustee, or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

            Under the terms and conditions and at such times as are permitted by the Trustee, Units may also be held in uncertificated form. The rights of any holder of Units held in uncertificated form shall be the same as those of any other
Unit Holder.

Certain Limitations

            The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding-up of the Trust.

            No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust (see: "Administration of the Trust -- Amendment" and "Administration of the Trust -- Termination", herein). Unit Holders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust or discharge of the Trustee, all as provided in the Agreement; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee or Sponsor. Unit Holders will be unable to dispose of any of the Securities in the Portfolio, as such, and will not be able to vote the Securities. The Trustee, as holder of the Securities, will have the right to vote all of the voting Securities held in the Trust, and will vote such Securities in accordance with the instructions of the Sponsor, if given, otherwise the Trustee shall vote as it, in its sole discretion, shall determine.

                           EXPENSES AND CHARGES

Fees

            The Sponsor's fee, earned for portfolio supervisory services, is based upon the largest number of Units outstanding during the computation period. The Sponsor's fee, as set forth under "Summary of Essential Information", may exceed the actual costs of providing portfolio supervisory services for this

Trust, but at no time will the total amount the Sponsor receives for portfolio supervisory services rendered to all series of the Dean Witter Select Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

            Under the Indenture and Agreement for its services as Trustee, the Trustee receives the fee set forth under "Summary of Essential Information". Certain regular expenses of the Trust, including certain mailing and printing expenses, are borne by the Trust.

            The Sponsor's fee and the Trustee's fees accrue daily but are payable only on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if no longer published, a similar index. The Trustee, pursuant to normal banking procedures, also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture and Agreement.

Other Charges

            The following additional charges are or may be incurred by the Trust as more fully described in the Indenture and Agreement: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor,
(c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, wilful malfeasance or wilful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Agreement without gross negligence, bad faith, wilful malfeasance or wilful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust, (h) brokerage commissions or charges incurred in connection with the purchase or sale of Securities and (i) to the extent lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request. The cost of such audit shall be an expense of the Trust.

            The fees and expenses set forth herein are payable out of the Trust and when so paid by or owing to the Trustee are secured by a lien on the Trust. Dividends on the Securities are expected to be sufficient to pay the estimated expenses of the Trust. If the balances in the Income and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Securities may change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum lot size in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                        ADMINISTRATION OF THE TRUST

Records and Accounts

            The Trustee will keep records and accounts of all transactions of the Trust at its unit investment trust office at 101 Barclay Street, New York, New York 10286. These records and accounts will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in the Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distribution

            Dividends payable to the Trust as a holder of record of its Securities are credited by the Trustee to an Income Account, as of the date on which the Trust is entitled to receive such dividends. Other receipts, including return of investment and gain and amounts received upon the sale, pursuant to the Indenture and Agreement, of rights to purchase other Securities distributed in respect of the Securities in the Portfolio, are credited to a Principal Account. A distribution to a Unit Holder as of a Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of such Holder's pro rata share of the distributable cash balance of the Income Account and Principal Account. Proceeds received from the disposition of any of the Securities which are not used for redemption of Units will be held in the Principal Account to be distributed on the Distribution Date following receipt of such proceeds. No distribution need be made from the Principal Account if the balance therein is less than $1.00 per 1,000 Units outstanding. A Reserve Account may be created by the Trustee by withdrawing from the Income or Principal Accounts, from time to time, such amounts as it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture are non-interest bearing to Unit Holders.

Portfolio Supervision

            The original proportionate relationship between the number of shares of each Security in the Trust will be adjusted to reflect the occurrence of a stock dividend, a stock split, merger, reorganization or a similar event which affects the capital structure of the issuer of a Security in the Trust but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event.

            The Portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agreement. The Sponsor may direct the Trustee to dispose of Securities upon failure of the issuer of a Security in the Trust to declare or pay anticipated cash dividends, institution of certain materially adverse legal proceedings, default under certain documents materially and adversely affecting future declaration or payment of dividends, or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Securities in the Trust detrimental to the interests of the Unit Holders or if the disposition of such Securities is desirable in order to maintain the qualification of the Trust as a regulated investment company under the Code. If a failure to declare or pay cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee shall promptly sell such Securities.

            The Sponsor is authorized to instruct the Trustee to reinvest the proceeds of the redemption or sale of any of the

Securities in substitute Securities. Moneys held in the Trust to cover the purchase of Securities pursuant to contracts which have failed, may be also reinvested in substitute Securities. The substitute Securities must satisfy certain conditions specified in the Indenture including requirements that the substitute securities shall be selected by the Sponsor from a list of securities maintained by it, and updated from time to time, and that the Securities shall have, in the opinion of the Sponsor, characteristics sufficiently similar to the characteristics of the other Securities in the Trust as to be acceptable for acquisition by the Trust. The purchase price thereof may not exceed the amount of funds reserved for the purchase of Securities by the Trustee.

            During the life of the Trust, the Sponsor, as part of its administrative responsibilities, shall conduct reviews to determine whether or not to recommend the disposition of Securities. In addition, the Sponsor shall undertake to perform such other reviews and procedures as it may deem necessary in order for it to give the consents and directions, including directions as to voting on the underlying Securities, required by the Indenture and Agreement. For the administrative services performed in making such recommendations and giving such consents and directions, and in making the reviews called for in connection therewith the Sponsor shall receive the portfolio supervisory fee referred to under "Summary of Essential Information".

Voting of the Portfolio Securities

            Pursuant to the Indenture and Agreement, voting rights with respect to the Portfolio Securities and Replacement
Securities, if any, will be exercised by the Trustee in accordance with the directions given by the Sponsor.

Reports to Unit Holders

            With each distribution, the Trustee will furnish to Unit Holders a statement of the amount of income and other receipts distributed, including the proceeds of the sale of the Securities, expressed in each case as a dollar amount per Unit.

            Within a reasonable period of time after the last business day in each calendar year, but not later than February
15, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

            1.    As to the Income and Principal Accounts:

                  (a)   the amount of income received on the
                        Securities;

                  (b)   the amount paid for redemption of Units;

                  (c)   the deductions for applicable taxes or
                        other governmental charges, if any, and
                        fees and expenses of the Sponsor, the
                        Trustee and counsel;

                  (d)   the amounts distributed from the Income
                        Account;

                  (e) any other amount credited or deducted from the Income Account; and

                  (f)   the net amount remaining after such
                        payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

            2.    The following information:

                  (a)   a list of the Securities as of the last
                        business day of such calendar year;

                  (b) the number of Units outstanding as of the last business day of such calendar year;

                  (c)   the Unit Value (as defined in the
                        Agreement) based on the last Evaluation
                        made during such calendar year; and

                  (d) the amounts actually distributed during such calendar year from the Income and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

Amendment

            The Indenture and Agreement may be amended from time to time by the Trustee and the Sponsor or their respective successors, without the consent of any of the Unit Holders (a) to cure any ambiguity or to correct or supplement any provision contained therein which may be defective or inconsistent with any other provision contained therein; (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency exercising similar authority; (c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a regulated investment company under the Code or to prevent the applicability of the 4% excise tax imposed by Section 4982 of the Code; or (d) to make such other provision in regard to matters or questions arising thereunder as shall not adversely affect the interest of the Unit Holders; provided, that the Indenture and Agreement may also be amended from time to time by the parties thereto (or the performance of any of the provisions of this Indenture may be waived) with the expressed written consent of Unit Holders evidencing 51% of the Units at the time outstanding under the Indenture for the purpose of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture and Agreement or of modifying in any manner the rights of the Unit Holders; provided, further, however, that the Indenture and Agreement may not be amended (nor may any provision thereof be waived) so as to (1) increase the number of Units issuable in respect of the Trust above the aggregate number specified in Part II of the Reference Trust Agreement or such lesser amount as may be outstanding at any time during the term of the Indenture, except as the result of the deposit of Additional Securities, as therein provided, or reduce the relative interest in the Trust of any Unit Holder without his consent, or (2) permit the deposit or acquisition thereunder of securities or other property either in addition to or in substitution for any of the Securities except in the manner permitted by the Trust Indenture as in effect on the date of the first deposit of Securities or permit the Trustee to engage in business or investment activities not specifically authorized in the Indenture and Agreement as originally adopted.

Termination

            The Indenture and Agreement provides that the Trust will be liquidated during the Liquidation Period as set forth under "Summary of Essential Information", herein, and terminated at the end of such period. Additionally, if the value of the Trust as shown by any Evaluation is less than forty percent (40%) of the value of the Securities deposited in the Trust on the Date of Deposit and thereafter, the Trustee will, if directed by the Sponsor in writing, terminate the Trust. The Trust may also be terminated at any time by the written consent of Unit Holders owning 50% or more of the Units then outstanding. Unit Holders will receive their final distributions (that is, their pro rata distributions realized from the sale of Portfolio Securities plus any other Trust assets, less Trust expenses) according to their Election Instructions. The Election Instructions will provide for the following distribution options: (1) cash distributions; or (2) distributions "in kind" available only to any Unit Holder owning at least 25,000 Units. Unit Holders who do not tender properly completed Election Instructions to the Trustee will be deemed to have elected a cash distribution.

            Cash or "In Kind" Distributions. Unit Holders holding less than 25,000 Units will receive distributions in respect of their Units at termination solely in cash. Unit Holders holding at least 25,000 Units may indicate to the Trustee that they wish to receive termination distributions "in kind", by returning to the Trustee properly completed Election Instructions distributed by the Trustee to such Unit Holders of record 45 days prior to the Termination Date. The Trustee will duly honor such election instructions received on or before the In-Kind Distribution Date. Such Unit Holder will be entitled to receive whole shares of each of the underlying Portfolio Securities and cash from the Principal Account equal to the fractional shares to which such tendering Unit Holder is entitled. A Unit Holder receiving distributions of Securities "in kind" may incur brokerage costs in converting Securities so received into cash. The Trustee will transfer the Securities to be delivered "in kind" to the account of, and for disposition in accordance with the instructions of, the Unit Holder.

            Method of Securities Disposal. The Trustee will begin to sell the remaining Securities held in the Trust on the next business day following the In-Kind Distribution Date. Since the Trust is not managed, Securities in the Portfolio must be sold in accordance with the Indenture, which provides for sales over a period of days or on any one day during the Liquidation Period set forth in the "Summary of Essential Information". Daily proceeds of such sales will be deposited into the Trust, will be held in a non-interest bearing account until distributed and will be of benefit to the Trustee. The sales of Portfolio Securities may tend to depress the market prices for such Securities and thus reduce the proceeds available to Unit Holders. The Sponsor believes that gradual liquidation of Securities during the Liquidation Period may mitigate negative market price consequences stemming from the trading of large volumes of Securities over a short period of time. There can be no assurance, however, that such procedures will effectively mitigate any adverse price consequences of heavy volume trading or that such procedures will produce a better price for Unit Holders than might have been obtained had all the Securities been sold on one particular day during the Liquidation Period.

            The Trustee will, after deduction of brokerage charges and costs incurred in connection with the sale of Securities, any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unit Holder, upon surrender for cancellation of its Certificate after due notice of such termination, such Unit Holder's pro rata share in the Income and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder for Units.

                    RESIGNATION, REMOVAL AND LIABILITY

Regarding the Trustee

            The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities in the Trust, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Securities by the Trustee. However, the Trustee shall be liable for wilful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture and Agreement. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and Agreement and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon the Trust or in respect of the Securities or the interest thereon. The Indenture and Agreement also contain other customary provisions limiting the liability of the Trustee and providing for the indemnification of the Trustee for any loss or claim accruing to it without gross negligence, bad faith, wilful misconduct, wilful misfeasance or reckless disregard of its duties and obligations under the Agreement on its part.

            The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice of resignation to all Unit
Holders then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, or if the Trustee has materially failed to perform its duties under the Indenture and Agreement and the interest of the Unit Holders has been impaired as a result, the Sponsor may remove the Trustee and appoint a successor as provided in the Agreement. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not accepted the appointment, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

Regarding the Sponsor

            The Sponsor shall be under no liability to the Trust or to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment. Nor shall the Sponsor be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Security. The Sponsor will, however, be liable for its own wilful misfeasance, wilful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement.

            If at any time the Sponsor shall resign under the Agreement or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Agreement directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust Indenture and Agreement and the Trust and liquidate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                               MISCELLANEOUS

Sponsor

            Dean Witter Reynolds Inc. ("Dean Witter") is a corporation organized under the laws of the State of Delaware and is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corporation. Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Options Exchange, other major securities exchanges and the National Association of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commodities exchanges. Dean Witter is currently servicing its clients through a network of approximately 375 domestic and international offices with approximately 7,500 account executives servicing individual and institutional client accounts.

Trustee

            The Trustee is The Bank of New York with its principal place of business at 48 Wall Street, New York, New York 10286 and its unit investment trust office at 101 Barclay Street, New York, New York 10286. The Trustee is organized under the laws of the State of New York, is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of the Trust to the Trustee at Unit Investment Trust Division, P.O. Box 974, Wall Street Station, New York, New York 10268-0974.

Legal Opinions

            The legality of the Units offered hereby has been passed upon by Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York
10005, as special counsel for the Sponsor.

                                 AUDITORS

            The Statement of Financial Condition and Schedule of Portfolio Securities of this series of the Dean Witter Select Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report as set forth in this Prospectus, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT



THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT EQUITY TRUST
TELECOMMUNICATIONS PORTFOLIO SERIES 1


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Equity Trust Telecommunications Portfolio Series 1 as of June 30, 1995, and the related statements of operations and changes in net assets for the year ended
June 30, 1995 and for the period from July 22, 1993 (date of deposit) to June 30, 1994. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1995 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Equity Trust Telecommunications Portfolio Series 1 as of June 30, 1995, and the results of its operations and the changes in its net assets for the year ended June 30, 1995 and for the period from July 22, 1993 (date of deposit) to June 30, 1994 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP



September 15, 1995
New York, New York








                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                       DEAN WITTER SELECT EQUITY TRUST
                    TELECOMMUNICATIONS PORTFOLIO SERIES 1

                                June 30, 1995


                                TRUST PROPERTY

Investments in securities at market value (cost
  $195,784,070) (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                 $203,893,619

Accrued dividend receivable                                        1,257,255

Receivable from Broker                                             1,064,908

Cash                                                                 650,666

           Total liabilities                                     206,866,448


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Payable to Unitholders                                          1,079,260

   Accrued Trust fees and expenses                                   173,300

           Total                                                   1,252,560


Net Assets:

   Balance applicable to 189,749,385 Units of fractional undivided interest outstanding
     (Note (c)):

      Capital, plus net unrealized market
        appreciation of $8,109,549               $203,893,619

      Undistributed principal and net
        investment income (Note (b))                1,720,269


            Net assets                                          $205,613,888

Net asset value per Unit ($205,613,888 divided
  by 189,749,385 Units)                                         $     1.0836




                      See notes to financial statements

                           STATEMENT OF OPERATIONS

                       DEAN WITTER SELECT EQUITY TRUST
                    TELECOMMUNICATIONS PORTFOLIO SERIES 1



                                                          For the period from
                                                             July 22, 1993
                                     For the year ended  (date of deposit) to
                                        June 30, 1995        June 30, 1994


Investment income - dividends           $ 8,892,295          $ 6,982,936

Less Expenses:

   Trust fees and expenses                  280,339              227,681

           Total expenses                   280,339              227,681

           Investment income - net        8,611,956            6,755,255

Net gain (loss) on investments:

   Realized (loss) gain on securities
     sold or redeemed                      (736,025)             514,367

   Net unrealized market appreciation
     (depreciation)                      24,522,720          (16,413,171)

           Net gain (loss) on
             investments                 23,786,695          (15,898,804)

Net increase (decrease) in net assets
  resulting from operations             $32,398,651          $(9,143,549)




                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS

                       DEAN WITTER SELECT EQUITY TRUST
                    TELECOMMUNICATIONS PORTFOLIO SERIES 1



                                                          For the period from
                                                             July 22, 1993
                                     For the year ended  (date of deposit) to
                                        June 30, 1995        June 30, 1994

Operations:

   Investment income - net             $  8,611,956         $  6,755,255

   Realized (loss) gain on securities
     sold or redeemed                      (736,025)             514,367

   Net unrealized market appreciation
     (depreciation)                      24,522,720          (16,413,171)

           Net increase (decrease) in
             net assets resulting from
             operations                  32,398,651           (9,143,549)


Less Distributions to Unit Holders:

   Principal                                   -                (186,045)

   Investment income - net               (7,920,724)          (5,289,227)

           Total distributions           (7,920,724)          (5,475,272)


Less Capital Share Transactions:

   Creation of 2,500,000 Units and
     238,750,000 Units, respectively      2,503,362          246,134,248

   Redemption of 49,000,605 Units and
     3,000,010 Units, respectively      (50,041,301)          (2,886,869)

   Accrued dividend on redemption          (403,304)             (24,555)

           Total capital share
             transactions               (47,941,243)         243,222,824

Net (decrease) increase in net assets   (23,463,316)         228,604,003

Net assets:

   Beginning of period (Note (c))       229,077,204              473,201

   End of period (including undis-
     tributed principal and net
     investment income of $1,720,269
     and $1,463,457, respectively)     $205,613,888         $229,077,204




                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT EQUITY TRUST
                   TELECOMMUNICATIONS PORTFOLIO SERIES 1

                               June 30, 1995


(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Trustee, based on the closing price on the New York Stock Exchange or the closing sale price on the over-the-counter market, on the last day of trading during the period. The value on the date of initial deposit (July 22, 1993) represents the cost of investments to the Trust based on the closing sale price on the New York Stock Exchange or the closing sale price on the over-the-counter market. The cost of investments purchased subsequent to the date of initial deposit is based on the closing sale price on the New York Stock Exchange or the over-the-counter market on date of purchase.

(3) Income Taxes

    No provision for Federal income taxes has been made in the accompanying financial statements because the Trust has elected and intends to continue to qualify for the tax treatment applicable to "Regulated Investment Companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to Federal income tax on net income and capital gains that are distributed to Unit Holders.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in this Prospectus.
                                       F-5

                       NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT EQUITY TRUST
                   TELECOMMUNICATIONS PORTFOLIO SERIES 1

                               June 30, 1995

(b) DISTRIBUTIONS

    Distributions of dividend income and principal, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of net realized capital gains, if any, will be made annually, within 30 days after the end of the Trust's taxable year to Unit holders of record. Record Dates are the first day of March, June, September and December and Distribution Dates are the fifteenth day of such months
(or shortly thereafter). Upon termination of the Trust, the Trustee will distribute to each Unit Holder his pro rata share of the Trust's assets, less expenses. (See: "Administration of the Trust -
Termination" in this Prospectus.)

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (July 22, 1993), computed on the basis set forth under "Public Offering of Units - Public Offering Price" in this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of June 30, 1995 follows:

       Original cost to investors                              $    494,200
       Less:  Gross underwriting commissions (sales charge)         (20,999)
       Net cost to investors                                        473,201
       Cost to investors of Units created during deposit
         period                                                 251,146,953
       Net unrealized market appreciation                         8,109,549
       Cost of securities sold or redeemed                      (55,836,084)
       Net amount applicable to investors                      $203,893,619

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during the period:

                                                       For the period from
                                                          July 22, 1993
                                    For the year ended(date of deposit) to
                                       June 30, 1995     June 30, 1994

       Net investment income
         distribution during period     $     .0355       $      .0252
       Principal distribution during
         period                         $    -            $      .0008
       Net asset value at end of
         period                         $    1.0836       $      .9696
       Trust Units outstanding at end
         of period                      189,749,385        236,249,990

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                   DEAN WITTER SELECT EQUITY TRUST
                                TELECOMMUNICATIONS PORTFOLIO SERIES 1

                                            June 30, 1995


                                                                                    Market        Percentage
Port-                                                                             Price Per      of Aggregate        Market
folio                                                              Number of       Share to      Market Value        Value
 No. Symbol      Name of Issuer                                      Shares         Trust          of Trust          <F4><F5>

 1.   ALA    Alcatel Alsthom <F8>                                    68,419         $18.125          0.608%       $ 1,240,094

 2.    AT    ALLTEL Corporation                                     258,391          25.375          3.215          6,556,671

 3.     T    American Telephone & Telegraph Co.                      23,168          53.125          0.604          1,230,800

 4.   AIT    Ameritech Corp.                                        227,986          44.000          4.920         10,031,384

 5.  ANDW    Andrew Corp. <F9>                                      123,961          57.875          3.519          7,174,243

 6.   BCE    BCE, Inc.                                              311,571          32.125          4.909         10,009,218

 7.   BEL    Bell Atlantic Corporation                              140,592          56.000          3.861          7,873,152

 8.   BLS    BellSouth Corp.                                        189,986          63.500          5.917         12,064,111

 9.   BTY    British Telecommunications PLC <F6><F8>                106,403          62.750          3.275          6,676,788

10.   CWP    Cable & Wireless PLC <F8>                               85,147          20.500          0.856          1,745,514

11.   CTL    Century Telephone Enterprises, Inc.                     50,935          28.375          0.709          1,445,281

12.   CSN    Cincinnati Bell, Inc.                                  315,367          25.250          3.905          7,963,017

13.  CZNB    Citizens Utilities Company, Class B <F9>               111,459          11.875          0.649          1,323,575

14.    CQ    COMSAT Corporation                                      50,538          19.625          0.486            991,808

15.   DEC    Digital Equipment Corp.                                 39,537          40.750          0.790          1,611,133

16. ERICY    Ericcson Telephone Company Inc.,
             AB <F7><F8><F9>                                        135,257          20.000          1.327          2,705,140

17.   GTE    GTE Corporation                                        265,988          34.125          4.452          9,076,841

18.    TV    Grupo Televisa                                          39,893          20.375          0.399            812,820

19.   HKT    Hong Kong Telecommunications Ltd. <F8>                 569,970          19.875          5.556         11,328,154

20.  INTC    Intel Corp. <F7><F9>                                    58,503          63.312          1.817          3,703,942

21.  LTEC    Lincoln Telecommunications Co.<F7>                     471,164          15.750          3.640          7,420,833

22.  MCIC    MCI Communications Corp. <F7>                           52,059          22.000          0.562          1,145,298

23.   NYN    NYNEX Corp.                                            235,589          40.250          4.651          9,482,457

24.   PAC    Pacific Telesis Group                                  159,593          26.750          2.094          4,269,113

25.   RTC    Frontier Corp. (formerly Rochester
             Telephone Corporation)                                 303,971          24.000          3.578          7,295,304

26.   SFA    Scientific-Atlanta, Inc. <F9>                          103,277          22.000          1.114          2,272,094

27.   SNG    Southern New England Telecommunica-
             tions Corp.                                            303,971          35.250          5.255         10,714,978

28.   SBC    Southwestern Bell Corp.                                151,990          47.625          3.550          7,238,524

29.   FON    Sprint Corp.                                            43,338          33.625          0.715          1,457,240

30.  TCAT    TCA Cable TV, Inc.                                      70,699          27.000          0.936          1,908,873

31. TBRAY    Telebras-Telecommunications Brasil,
             S.A.<F7><F8>                                            49,018          33.250          0.799          1,629,848

32.   NZT    Telecom Corporation of New Zealand Ltd.
             <F8>                                                   174,794          60.625          5.197         10,596,886
                                                                        F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                   DEAN WITTER SELECT EQUITY TRUST
                                TELECOMMUNICATIONS PORTFOLIO SERIES 1
                                             (CONTINUED)

                                            June 30, 1995



                                                                Market        Percentage
Port                                                          Price per      of Aggregate
folio                                             Number of    Share to      Market Value      Market
No.  Symbol     Name of Issuer                     Shares       Trust          of Trust        Value<F3><F4>

33.   TEF    Telefonica de Espana,
             S.A. <F9>                            216,589       $38.750          4.116%      $  8,392,824

34.   CTC    Telefonos de Chile,
             S.A. <F9>                             22,049        81.375          0.880          1,794,237

35.   TMX    Telefonos de Mexico,
             S.A. <F9>                             32,691        29.625          0.475            968,471

36.   TDS    Telephone & Data Systems,
             Inc.                                  32,691        36.375          0.583          1,189,135

37.   TWX    Time Warner Inc.                      40,295        41.125          0.813          1,657,132

38.   USW    U.S. West, Inc.                      170,992        41.625          3.491          7,117,542

39.   VOD    Vodaphone Group PLC <F9><F10>         66,781        37.875          1.241          2,529,330

40.   WMB    (The) Williams Companies              56,255        34.875          0.962          1,961,893

41.   ATI    Airtouch Communications              159,593        28.500          2.231          4,548,401

42.  BJTN    Boston Technologies                   78,410        18.625          0.716          1,460,386

43.   MOT    Motorola                              19,056        67.125          0.627          1,279,134

                                                6,187,936                                    $203,893,619




                                                   See notes to schedule of portfolio securities












                                                                        F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                    DEAN WITTER SELECT EQUITY TRUST
                 TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1995



[FN]

<F4> Valuation of Securities by the Trustee was made on the basis of the closing sale price on the New York Stock Exchange or the closing sale price on the over-the-counter market as of June 30, 1995.

<F5> At June 30, 1995, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $19,257,935

       Gross unrealized market appreciation         (11,148,386)

       Net unrealized market appreciation           $ 8,109,549

     The aggregate cost of the Securities for Federal income tax purposes was $195,784,070 at June 30, 1995.

<F6> Dean Witter Reynolds Inc. was manager or co-manager of an offering of securities of this company within the past three years.

<F7> Dean Witter Reynolds Inc. makes a market in this security.

<F8> Shares represented by American Depository Receipts.

<F9> A four-for-one stock split for Ericsson Telephone Company Inc.
Corp. was declared on May 10, 1995 for stockholders of record on June 28, 1995.

     A three-for-two stock split for Andrew Corp. was declared on February 8, 1995 for stockholders of record on March 9, 1995.

     A two-for-one stock split for Intel Corp. was declared on April 27, 1995, for stockholders of record on June 19, 1995.

     A two-for-one stock split for Scientific Atlanta, Inc. was declared on August 25, 1994 for stockholders of record on October 6, 1994.

     A three-for-one stock split for Vodaphone Group PLC was received on July 25, 1994 for stockholders of record on July 25, 1994.

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                    DEAN WITTER SELECT EQUITY TRUST
                 TELECOMMUNICATIONS PORTFOLIO SERIES 1

                             June 30, 1995



    Citizens Utilities Company declared a 1.3%, 1.4%, 1.5% and 1.5% stock dividend on August 23, 1994, November 15, 1994, February 7, 1995 and May 25, 1995, respectively, for stockholders of record on August 26, 1994, November 25, 1994, February 23, 1995 and May 25, 1995, respectively.

                         CONTENTS OF REGISTRATION STATEMENT


            This registration statement comprises the following documents:

            The facing sheet.

            The Cross Reference Sheet.

            The Prospectus.

            The signatures.

            Consent of Independent Auditors; all other consents were previously filed.

            The following exhibits:

          23.    1b.   Consent of Independent Auditors.

          27.          Financial Data Schedule.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit EX-5. to this Registration
Statement.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Telecommunications Portfolio Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 28th day of September, 1995.

                        DEAN WITTER SELECT EQUITY TRUST,
                        TELECOMMUNICATIONS PORTFOLIO SERIES 1
                                       (Registrant)

                        By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                                    Thomas Hines
                                    Thomas Hines
                                    Authorized Signatory

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 28th day of September, 1995.

                                          DEAN WITTER REYNOLDS INC.

Name                          Office

Philip J. Purcell             Chairman and Chief)
                              Executive Officer )
                              and Director<F32> )

                                                By: Thomas Hines
                                                    Thomas Hines
                                                    Attorney-in-fact<F32>


___________________
<F32> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.

Name                          Office

Richard M. DeMartini          Director<F32>

Nancy S. Donovan              Director<F32>

Robert J. Dwyer               Director<F32>

Christine A. Edwards          Director<F32>

James F. Higgins              Director<F32>

Stephen R. Miller             Director<F32>

Richard F. Powers             Director<F32>

Philip J. Purcell             Director<F32>








___________________
<F32> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.